Note 21 - Financial liabilities at amortized cost - Deposits from credit institutions by geographical area and instrument (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 32,899	€ 31,978
Demand Deposits And Other [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,502	1,981
Demand Deposits And Other [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,496	1,701
Demand Deposits And Other [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	371	280
Demand Deposits And Other [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	337	651
Demand Deposits And Other [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	435	442
Demand Deposits And Other [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,519	3,108
Demand Deposits And Other [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	199	207
Demand Deposits And Other [Member] | Total
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	9,859	8,370
Deposits With Agreed Maturity [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,109	2,527
Deposits With Agreed Maturity [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,952	2,677
Deposits With Agreed Maturity [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	675	286
Deposits With Agreed Maturity [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	553	669
Deposits With Agreed Maturity [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,789	1,892
Deposits With Agreed Maturity [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	6,289	6,903
Deposits With Agreed Maturity [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,308	4,061
Deposits With Agreed Maturity [Member] | Total
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	19,674	19,015
Repurchase Agreements [Member] | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	336	55
Repurchase Agreements [Member] | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	0
Repurchase Agreements [Member] | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	413	0
Repurchase Agreements [Member] | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4	4
Repurchase Agreements [Member] | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	0
Repurchase Agreements [Member] | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,613	4,534
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	0	0
Repurchase Agreements [Member] | Total
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	3,366	4,593
Total | Issued in Euros [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,947	4,563
Total | United States [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	6,448	4,379
Total | Mexico [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	1,459	566
Total | Turkey [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	894	1,323
Total | South America [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	2,224	2,335
Total | Rest Of Europe [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	12,420	14,545
Total | Rest of the world [Member]
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	4,508	4,268
Total | Total
Deposits from credit institutions. Breakdown by geographical area and nature of the instrument Line Items
Deposits from credit institutions	€ 32,899	€ 31,978